INCOME TAX (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Income tax expense	$ 22.3	$ 0.6	$ 23.5	$ 2.4